Payments, by Government - 12 months ended Dec. 31, 2025 - USD ($)	Taxes	Total Payments
Total	$ 8,023,442	$ 8,023,442
United States [Member] | U.S. Internal Revenue Service [Member]
Total		$ 8,023,442